Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill and Intangible Assets

Note 9. Goodwill and Intangible Assets

Goodwill

The change in the carrying amount of goodwill by reportable segment was as follows:

	Electronic Components	Mechanical Components	Total
Balance as of December 31, 2025	$1,307,611	$1,437,740	$2,745,351
Additions	43,231	18,223	61,454
Foreign currency translation	(895)	(6,802)	(7,697)
Balance as of June 30, 2026	$1,349,947	$1,449,161	$2,799,108

Intangible Assets

Intangible assets consisted of the following:

	June 30, 2026
	Weighted- Average Remaining Useful Lives (in years)	Gross Amount	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Customer lists / relationships	20	$2,173,784	$(323,433)	$1,850,351
Patents and technology	15	413,181	(54,806)	358,375
Trademarks / trade names	13	257,236	(54,561)	202,675
Total amortized intangible assets		2,844,201	(432,800)	2,411,401
Indefinite-lived intangible assets:
Trademarks / trade names		36,800	—	36,800
Total intangible assets		$2,881,001	$(432,800)	$2,448,201

	December 31, 2025
	Gross Amount	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Customer lists / relationships	$2,107,860	$(273,349)	$1,834,511
Patents and technology	395,546	(42,416)	353,130
Trademarks / trade names	250,873	(45,435)	205,438
Total amortized intangible assets	2,754,279	(361,200)	2,393,079
Indefinite-lived intangible assets:
Trademarks / trade names	36,800	—	36,800
Total intangible assets	$2,791,079	$(361,200)	$2,429,879

As of June 30, 2026, estimated amortization expense for amortized intangible assets for the next five years and thereafter was as follows:

Years Ending December 31:	Amount
Remaining portion of 2026	$74,301
2027	148,102
2028	148,002
2029	147,891
2030	146,558
Thereafter	1,746,547
Total expected future amortization expense	$2,411,401

Note 9. Goodwill and Intangible Assets

Goodwill

The change in the carrying amount of goodwill by reportable segment were as follows:

	Electronic Components	Mechanical Components	Total
Beginning balance as of January 1, 2024	$444,758	$387,284	$832,042
Additions	863,094	945,890	1,808,984
Foreign currency translation	(1,905)	(9,938)	(11,843)
Ending balance as of December 31, 2024	$1,305,947	$1,323,236	$2,629,183
Additions	—	86,519	86,519
Foreign currency translation	1,664	27,985	29,649
Ending balance as of December 31, 2025	$1,307,611	$1,437,740	$2,745,351

Intangible Assets

Intangible assets consisted of the following:

	December 31, 2025
	Weighted- Average Remaining Useful Lives (in years)	Gross Amount	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Customer lists / relationships	20	$2,107,860	$(273,349)	$1,834,511
Patents and technology	16	395,546	(42,416)	353,130
Trademarks / trade names	14	250,873	(45,435)	205,438
Total amortized intangible assets		2,754,279	(361,200)	2,393,079
Indefinite-lived intangible assets:
Trademarks / trade names		36,800	—	36,800
Total intangible assets		$2,791,079	$(361,200)	$2,429,879

	December 31, 2024
	Gross Amount	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Customer lists / relationships	$2,036,285	$(176,093)	$1,860,192
Patents and technology	355,241	(19,559)	335,682
Trademarks / trade names	245,018	(28,271)	216,747
Total amortized intangible assets	2,636,544	(223,923)	2,412,621
Indefinite-lived intangible assets:
Developed technology	25,000	—	25,000
Trademarks / trade names	36,800	—	36,800
Total intangible assets	$2,698,344	$(223,923)	$2,474,421

Amortization expense for amortized intangible assets was $138,937, $72,405, and $51,469 for the years ended December 31, 2025, 2024, and 2023, respectively.

On October 1, 2025, the Company reclassified the indefinite-lived Developed technology asset to Patents and technology as a result of technological advancements and increased product competition that may shorten the expected long-term benefit of the underlying asset. The Company did not record an impairment associated with this determination. The asset is being amortized over twelve years.

As of December 31, 2025, estimated amortization expense for amortized intangible assets for the next five years and thereafter was as follows:

Years Ending December 31:	Amount
2026	$142,040
2027	142,002
2028	141,902
2029	141,789
2030	140,446
Thereafter	1,684,900
Total expected future amortization expense	$2,393,079